Motley Fool Next Index ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 4.4%
AeroVironment, Inc. (a)	794	$221,891
Archer Aviation, Inc. - Class A (a)	10,174	79,255
HEICO Corp.	1,933	612,587
Rocket Lab Corp. (a)	7,668	323,130
Textron, Inc.	2,837	235,925
		1,472,788

Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	1,806	91,636

Automobile Components - 0.6%
BorgWarner, Inc.	3,444	148,299
Phinia, Inc.	616	33,319
XPEL, Inc. (a)	437	20,312
		201,930

Banks - 0.6%
Axos Financial, Inc. (a)	892	73,305
Western Alliance Bancorp	1,735	141,454
		214,759

Beverages - 0.6%
Boston Beer Co., Inc. - Class A (a)	170	33,116
Celsius Holdings, Inc. (a)	4,106	168,100
		201,216

Biotechnology - 6.1%
AnaptysBio, Inc. (a)	442	18,409
Biogen, Inc. (a)	2,334	424,998
BioMarin Pharmaceutical, Inc. (a)	3,058	171,034
Bridgebio Pharma, Inc. (a)	3,043	219,126
Editas Medicine, Inc. (a)	1,398	3,369
Emergent BioSolutions, Inc. (a)	843	9,416
Exact Sciences Corp. (a)	3,013	305,187
Exelixis, Inc. (a)	4,285	189,269
Ionis Pharmaceuticals, Inc. (a)	2,537	209,886
Moderna, Inc. (a)	6,193	160,894
Neurocrine Biosciences, Inc. (a)	1,579	240,261
Viking Therapeutics, Inc. (a)	1,775	65,338
		2,017,187

Broadline Retail - 0.6%
Etsy, Inc. (a)	1,564	84,800
Ollie's Bargain Outlet Holdings, Inc. (a)	966	118,924
		203,724

Building Products - 0.2%
Trex Co., Inc. (a)	1,692	59,186

Capital Markets - 4.9%
Affiliated Managers Group, Inc.	453	121,780
Cboe Global Markets, Inc.	1,665	429,853
FactSet Research Systems, Inc.	603	167,194
Houlihan Lokey, Inc.	1,122	196,799
Interactive Brokers Group, Inc. - Class A	7,086	460,731
Jefferies Financial Group, Inc.	3,284	189,027
PJT Partners, Inc. - Class A	384	64,516
		1,629,900

Chemicals - 0.8%
Perimeter Solutions, Inc. (a)	2,311	64,431
RPM International, Inc.	2,044	219,219
		283,650

Commercial Services & Supplies - 2.6%
Rollins, Inc.	7,713	474,195
Veralto Corp.	3,949	399,718
		873,913

Communications Equipment - 1.7%
Ubiquiti, Inc.	964	562,099

Construction & Engineering - 2.6%
EMCOR Group, Inc.	713	438,545
MasTec, Inc. (a)	1,237	264,569
Sterling Infrastructure, Inc. (a)	484	166,646
		869,760

Consumer Finance - 2.3%
Bread Financial Holdings, Inc.	738	49,985
Nelnet, Inc. - Class A	571	73,796
SoFi Technologies, Inc. (a)	19,032	565,631
Upstart Holdings, Inc. (a)	1,519	68,294
		757,706

Consumer Staples Distribution & Retail - 3.4%
Casey's General Stores, Inc.	593	338,283
Maplebear, Inc. (a)	4,192	176,106
Sysco Corp.	7,611	579,958
United Natural Foods, Inc. (a)	954	35,594
		1,129,941

Distributors - 0.4%
LKQ Corp.	4,096	121,610

Diversified Consumer Services - 0.4%
Chegg, Inc. (a)	1,772	1,714
Duolingo, Inc. (a)	730	139,729
		141,443

Diversified Telecommunication Services - 0.0%(b)
Bandwidth, Inc. - Class A (a)	483	6,878

Electronic Equipment, Instruments & Components - 2.3%
Aeva Technologies, Inc. (a)	887	9,890
Cognex Corp.	2,650	100,965
Coherent Corp. (a)	2,481	407,529
IPG Photonics Corp. (a)	668	53,200
Zebra Technologies Corp. - Class A (a)	811	204,980
		776,564

Entertainment - 2.1%
Live Nation Entertainment, Inc. (a)	3,691	485,182
Roku, Inc. (a)	2,345	226,972
		712,154

Financial Services - 4.3%
Euronet Worldwide, Inc. (a)	626	46,380
Jack Henry & Associates, Inc.	1,161	202,571
Marqeta, Inc. - Class A (a)	7,070	33,865
Rocket Cos., Inc. - Class A	33,417	667,672
Shift4 Payments, Inc. - Class A (a)	1,084	79,978
Toast, Inc. - Class A (a)	9,277	317,181
WEX, Inc. (a)	542	80,411
		1,428,058

Food Products - 1.3%
Darling Ingredients, Inc. (a)	2,496	91,379
Freshpet, Inc. (a)	770	44,013
McCormick & Co., Inc.	4,271	288,207
		423,599

Ground Transportation - 1.6%
Landstar System, Inc.	549	71,831
RXO, Inc. (a)	2,588	34,213
U-Haul Holding Co. (a)	2,841	149,579
XPO, Inc. (a)	1,875	266,363
		521,986

Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (a)	1,155	170,005
ClearPoint Neuro, Inc. (a)	466	6,738
Globus Medical, Inc. - Class A (a)	2,151	195,827
Insulet Corp. (a)	1,123	367,434
Masimo Corp. (a)	867	123,487
Solventum Corp. (a)	2,759	235,232
TransMedics Group, Inc. (a)	539	78,861
UFP Technologies, Inc. (a)	124	28,110
		1,205,694

Health Care Providers & Services - 1.8%
Fulgent Genetics, Inc. (a)	485	14,346
Guardant Health, Inc. (a)	1,986	215,322
Progyny, Inc. (a)	1,358	35,811
Quest Diagnostics, Inc.	1,780	336,740
		602,219

Health Care Technology - 0.6%
Doximity, Inc. - Class A (a)	2,982	153,394
GoodRx Holdings, Inc. - Class A (a)	5,482	15,405
Teladoc, Inc. (a)	2,790	21,176
		189,975

Hotels, Restaurants & Leisure - 2.7%
Cava Group, Inc. (a)	1,830	89,469
Hyatt Hotels Corp. - Class A	1,520	249,873
Planet Fitness, Inc. - Class A (a)	1,337	149,704
Sweetgreen, Inc. - Class A (a)	1,866	12,110
Texas Roadhouse, Inc.	1,060	185,765
Vail Resorts, Inc.	587	82,303
Wingstop, Inc.	441	116,746
		885,970

Household Durables - 2.0%
Dream Finders Homes, Inc. - Class A (a)	1,467	29,002
iRobot Corp. (a)	520	822
Meritage Homes Corp.	1,123	82,069
NVR, Inc. (a)	47	352,843
TopBuild Corp. (a)	446	201,815
		666,551

Household Products - 0.1%
Spectrum Brands Holdings, Inc.	383	22,731

Industrial REITs - 0.3%
STAG Industrial, Inc.	2,973	116,779

Insurance - 2.7%
CNA Financial Corp.	4,308	201,399
Hagerty, Inc. - Class A (a)	1,561	20,855
Kinsale Capital Group, Inc.	373	143,568
Lemonade, Inc. (a)	1,168	91,244
Markel Group, Inc. (a)	203	422,329
Trupanion, Inc. (a)	680	23,997
		903,392

Interactive Media & Services - 1.2%
Match Group, Inc.	3,830	127,577
Pinterest, Inc. - Class A (a)	10,821	282,645
		410,222

IT Services - 5.7%
DigitalOcean Holdings, Inc. (a)	1,437	63,975
EPAM Systems, Inc. (a)	887	165,869
Fastly, Inc. - Class A (a)	2,326	27,121
Gartner, Inc. (a)	1,202	279,754
GoDaddy, Inc. - Class A (a)	2,204	281,803
Kyndryl Holdings, Inc. (a)	3,648	94,228
MongoDB, Inc. (a)	1,296	430,752
Okta, Inc. (a)	2,806	225,406
Twilio, Inc. - Class A (a)	2,442	316,703
		1,885,611

Leisure Products - 0.5%
Hasbro, Inc.	2,233	184,446

Life Sciences Tools & Services - 2.2%
Illumina, Inc. (a)	2,447	321,658
Lifecore Biomedical, Inc. (a)	622	4,914
Medpace Holdings, Inc. (a)	448	265,422
Repligen Corp. (a)	896	153,234
		745,228

Machinery - 3.2%
Blue Bird Corp. (a)	499	26,058
Middleby Corp. (a)	801	94,678
Proto Labs, Inc. (a)	377	19,159
RBC Bearings, Inc. (a)	500	222,485
Tennant Co.	293	21,427
Toro Co.	1,546	107,818
Westinghouse Air Brake Technologies Corp.	2,722	567,673
		1,059,298

Media - 0.6%
Boston Omaha Corp. - Class A (a)	530	6,588
New York Times Co. - Class A	2,592	167,184
PubMatic, Inc. - Class A (a)	723	6,514
USA TODAY Co., Inc. (a)	2,242	11,233
		191,519

Metals & Mining - 0.5%
MP Materials Corp. (a)	2,813	174,265

Oil, Gas & Consumable Fuels - 1.9%
EQT Corp.	9,927	604,157
Sable Offshore Corp. (a)	1,570	6,861
Vitesse Energy, Inc.	651	13,775
		624,793

Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	1,821	78,048

Personal Care Products - 0.2%
elf Beauty, Inc. (a)	934	71,143

Pharmaceuticals - 0.4%
Axsome Therapeutics, Inc. (a)	796	120,594

Professional Services - 2.7%
Broadridge Financial Solutions, Inc.	1,865	425,388
Paycom Software, Inc.	896	144,408
SS&C Technologies Holdings, Inc.	3,887	334,049
		903,845

Real Estate Management & Development - 0.9%
Zillow Group, Inc. - Class C (a)	3,824	284,429

Semiconductors & Semiconductor Equipment - 4.5%
Astera Labs, Inc. (a)	2,646	416,930
Cirrus Logic, Inc. (a)	810	97,475
Enphase Energy, Inc. (a)	2,064	59,546
First Solar, Inc. (a)	1,707	465,875
Impinj, Inc. (a)	460	79,060
SiTime Corp. (a)	414	123,248
Skyworks Solutions, Inc.	2,364	155,906
Universal Display Corp.	750	89,198
		1,487,238

Software - 8.4%
Appfolio, Inc. - Class A (a)	571	130,348
Appian Corp. - Class A (a)	1,170	47,268
Asana, Inc. - Class A (a)	3,727	48,004
Blackbaud, Inc. (a)	753	42,454
BlackLine, Inc. (a)	979	55,793
Box, Inc. - Class A (a)	2,288	67,588
Braze, Inc. - Class A (a)	1,756	50,397
Confluent, Inc. - Class A (a)	5,487	122,086
Docusign, Inc. (a)	3,201	221,989
Gitlab, Inc. - Class A (a)	2,655	109,014
HubSpot, Inc. (a)	839	308,182
Manhattan Associates, Inc. (a)	964	170,098
Nutanix, Inc. - Class A (a)	4,266	203,915
Q2 Holdings, Inc. (a)	988	71,264
Samsara, Inc. - Class A (a)	9,129	347,176
ServiceTitan, Inc. - Class A (a)	1,477	131,985
Tyler Technologies, Inc. (a)	689	323,568
Unity Software, Inc. (a)	6,724	285,904
Varonis Systems, Inc. (a)	1,768	58,468
		2,795,501

Specialty Retail - 5.9%
Camping World Holdings, Inc. - Class A	991	11,089
CarMax, Inc. (a)	2,368	91,547
Chewy, Inc. - Class A (a)	6,601	229,517
Five Below, Inc. (a)	878	144,773
GameStop Corp. - Class A (a)	7,125	160,526
RH (a)	298	46,962
Stitch Fix, Inc. - Class A (a)	2,059	8,751
Tractor Supply Co.	8,435	462,069
Ulta Beauty, Inc. (a)	714	384,725
Warby Parker, Inc. - Class A (a)	1,925	38,134
Williams-Sonoma, Inc.	1,939	349,039
Winmark Corp.	56	23,017
		1,950,149

Technology Hardware, Storage & Peripherals - 1.4%
Pure Storage, Inc. - Class A (a)	5,230	465,261

Textiles, Apparel & Luxury Goods - 0.1%
Under Armour, Inc. - Class A (a)	6,790	31,370

Tobacco - 0.1%
Turning Point Brands, Inc.	284	28,445

Trading Companies & Distributors - 1.2%
Watsco, Inc.	607	210,265
WESCO International, Inc.	775	207,243
		417,508

Transportation Infrastructure - 0.0%(b)
Sky Harbour Group Corp. (a)	534	4,934
TOTAL COMMON STOCKS (Cost $30,087,044)		33,208,845

WARRANTS - 0.0%(b)	Contracts	Value
Specialty Retail - 0.0%(b)
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00 (a)	728	2,431
TOTAL WARRANTS (Cost $0)		2,431

TOTAL INVESTMENTS - 99.7% (Cost $30,087,044)		33,211,276
Other Assets in Excess of Liabilities - 0.3%		87,091
TOTAL NET ASSETS - 100.0%		$33,298,367

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Motley Fool Next Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,208,845	$–	$–	$33,208,845
Warrants	2,431	–	–	2,431
Total Investments	$33,211,276	$–	$–	$33,211,276

Refer to the Schedule of Investments for further disaggregation of investment categories.